Recently issued accounting pronouncements	12 Months Ended
Dec. 31, 2018
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Recently issued accounting pronouncements
Recently issued accounting pronouncements

(a)	Recently adopted accounting pronouncements
The FASB issued ASU 2018-14, Compensation—Retirement Benefits—Defined Benefit Plans—General (Subtopic 715-20): Disclosure Framework—Changes to the Disclosure Requirements for Defined Benefit Plans as part of the disclosure framework project. This update removed certain disclosure requirements regarding AOCI expected to be recognized in income, related party transactions, and certain sensitivity analyses with respect to health care cost trends. This update also added disclosure requirements around the weighted-average interest crediting rates for cash balance plans and explanations for significant gains or losses in the reporting period. The early adoption of this ASU did not have a significant impact on the Company's consolidated financial statements.
The FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement as part of the disclosure framework project. This update removed certain disclosure requirements from Topic 820 including the amount of and reasons for transfers between Level 1 and Level 2 measurements, the policy for timing of transfers between levels, and the valuation processes for Level 3 measurements. This update also clarified disclosure requirements relating to measurement uncertainty, and added disclosure requirements for Level 3 measurements, specifically around the changes in unrealized gains and losses included in other comprehensive income and the range and weighted average of significant unobservable inputs. The early adoption of this ASU did not have a significant impact on the Company's consolidated financial statements.
The FASB issued ASU 2018-09, Codification Improvements to clarify the Codification and correct unintended application of guidance that is not expected to have a significant impact on current accounting practice. The adoption of this ASU had no impact on the Company's consolidated financial statements.
The FASB issued ASU 2018-03, Technical Corrections and Improvements to Financial Instruments — Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities to clarify the Codification and to correct unintended application of the guidance. The Company adopted this pronouncement concurrently with the adoption of ASU 2016-01. The adoption of this update had no impact on the Company's consolidated financial statements.
The FASB issued ASU 2018-02, Income Statement—Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income ("AOCI") to allow a reclassification from AOCI to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act. The Company early adopted this pronouncement as of January 1, 2018, and as a result, a net amount of $10,625 was reclassified out of AOCI and recorded as an increase to accumulated deficit as at that date.
The FASB issued ASU 2017-09, Compensation-Stock Compensation (Topic 718): Scope of Modification Accounting, to provide clarity and reduce both diversity in practice and cost and complexity when applying the guidance in Topic 718, Compensation-Stock Compensation, to a change to the terms or conditions of a share-based payment award. The adoption of this update had no impact on the Company's consolidated financial statements.
The FASB issued ASU 2017-07, Compensation—Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Post-retirement Benefit Cost, to improve the reporting of defined benefit pension cost and post-retirement benefit cost ("net benefit cost") in the financial statements. This update requires the service cost component to be reported in the same line item or items as other compensation costs arising from services rendered by the pertinent employees during the period. The other components of net benefit cost are required to be presented in the income statement separately from the service cost component and outside a subtotal of income from operations. The update also only allows the service cost component to be eligible for capitalization when applicable. The Company adopted this guidance effective January 1, 2018. The Company's regulated operations only capitalize the service costs component and therefore no regulatory to U.S. GAAP reporting differences exist. The Company applied the practical expedient for retrospective application on the consolidated statements of operations (note 10).

2.     Recently issued accounting pronouncements (continued)

(a)	Recently adopted accounting pronouncements (continued)
The FASB issued ASU 2017-05, Other Income—Gains and Losses from the Derecognition of Non-financial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets. The update clarifies the scope of the standard and provides additional guidance on partial sales of non-financial assets. The adoption of this update had no impact on the Company's consolidated financial statements.
The FASB issued ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business. The update is intended to clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The Company follows the pronouncements of this update as of January 1, 2018.
The FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash to eliminate current diversity in practice in the classification and presentation of changes in restricted cash on the statement of cash flows. Prior to the adoption of this update, the Company presented changes in restricted cash as investing activities on the consolidated statement of cash flows.
The FASB issued ASU 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory. The new standard requires the recognition of current and deferred income taxes for an intra-entity transfer of an asset other than inventory. The adoption of this update had no impact on the Company's consolidated financial statements.
The FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230) Classification of Certain Cash Receipts and Cash Payments in order to eliminate current diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The adoption of this update had no impact on the Company's consolidated financial statements.
The FASB issued ASU 2016-01, Financial Instruments — Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities to simplify the measurement, presentation, and disclosure of financial instruments. The adoption of this update had no significant impact on the Company's consolidated financial statements.

(b)	Recently issued accounting guidance not yet adopted
The FASB issued ASU 2018-19: Codification Improvements to Topic 326, Financial Instruments — Credit Losses as part of its project to correct unintended application of accounting standards. The amendments clarify that receivables arising from operating leases are not within the scope of ASC 326-20. Instead, impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842, Leases. The amendments in this Update are effective the same date as Update 2016-13, which is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. The Company is currently assessing the impact of this Update.
The FASB issued ASU 2018-18, Collaborative Arrangements (Topic 808): Clarifying the Interaction between Topic 808 and Topic 606 to reduce diversity in practice on how entities account for transactions on the basis of different views of the economics of a collaborative arrangement. The Update clarifies that the arrangement should be accounted for under ASC 606 when a participant is a customer in the context of a unit of account, adds unit of account guidance in ASC 808 that is consistent with ASC 606, and precludes the recognition of revenue from a collaborative arrangement with ASC 606 revenue if the participant is not directly related to sales to third parties. The amendments in this Update are effective for fiscal years beginning after December 15, 2019, and interim periods within those years. Early adoption is permitted. The Company is currently assessing the impact of this Update.
The FASB issued ASU 2018-17, Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities to improve general purpose financial reporting. The Update clarifies that indirect interests held through related parties in common control arrangements should be considered on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests. The amendments in the Update are effective for fiscal years beginning after December 15, 2019 and interim periods within those fiscal years. The amendments are required to be applied retrospectively with a cumulative-effect adjustment to retained earnings. Early adoption is permitted. The Company is currently assessing the impact of this Update.
2.     Recently issued accounting pronouncements (continued)

(b)	Recently issued accounting guidance not yet adopted (continued)
The FASB issued ASU 2018-16, Derivatives and Hedging (Topic 815): Inclusion of the Secured Overnight Financing Rate (“SOFR”) Overnight Index Swap (“OIS”) Rate as a Benchmark Interest Rate for Hedge Accounting Purposes to identify a suitable alternative to the U.S. dollar LIBOR that is more firmly based on actual transactions in a robust market. This Update permits the use of the OIS rate based on SOFR as a U.S. benchmark interest rate for hedge accounting purposes. The amendments in this Update are required to be adopted concurrently with the amendments in Update 2017-12, which is required for all fiscal years beginning after December 15, 2018. The amendments will be adopted prospectively for qualifying new or redesignated hedging relationships entered into after the date of adoption.
The FASB issued ASU 2018-15, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Customers Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract to provide additional guidance to address diversity in practice. This update aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. Therefore, an entity will follow the guidance in Subtopic 350-40 to determine which implementation costs to capitalize as an asset related to the service contract and which costs to expense. In addition, the capitalized implementation costs are required to be expensed over the term of the hosting arrangement. This update is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted in any interim period. The amendments can either be applied retrospectively or prospectively to all implementation costs incurred after the date of adoption. The Company is currently assessing the impacts of this update.
The FASB issued ASU 2018-07, Compensation — Stock Compensation (Topic 718): Improvements to Non-employee Share-Based Payment Accounting to expand the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from non-employees. This update changes the measurement basis and date of non-employee share-based payment awards and also makes amendments to how to measure non-employee awards with performance conditions. The update is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. No impact on the consolidated financial statements is expected from the adoption of this update.
The FASB issued ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities, to improve the financial reporting of hedging relationships to better portray the economic results of an entity's risk management activities in its financial statements. The update also makes certain targeted improvements to simplify the application of the hedge accounting guidance. The update is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. The Company does not expect a significant impact on the consolidated financial statements as a result of the adoption of this update.
The FASB issued ASU 2017-04, Business Combinations (Topic 350): Intangibles — Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. The update is intended to simplify how an entity is required to test goodwill for impairment by eliminating Step 2 from the goodwill impairment test. Step 2 measures a goodwill impairment loss by comparing the implied fair value of a reporting unit’s goodwill with the carrying amount of that goodwill. The standard is effective for fiscal years and interim periods beginning after December 15, 2019.
The FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. To achieve this objective, the amendments in this update replace the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses. The standard is effective for fiscal years and interim periods beginning after December 15, 2019. Early adoption for fiscal years and interim periods beginning after December 15, 2018 is permitted. The Company is currently in the process of evaluating the impact of adoption of this standard on its consolidated financial statements. The Company does not expect a significant impact on its consolidated financial statements as a result of the adoption of this Update.

2.     Recently issued accounting pronouncements (continued)

(b)	Recently issued accounting guidance not yet adopted (continued)
The FASB issued ASU 2016-02, Leases (Topic 842) to increase transparency and comparability among organizations utilizing leases. This ASU requires lessees to recognize the assets and liabilities arising from all leases on the balance sheet, but the effect of leases in the statement of operations and the statement of cash flows is largely unchanged. The FASB issued an amendment to ASC Topic 842 that permits companies to elect an optional transition practical expedient to not evaluate existing land easements under the new standard if the land easements were not previously accounted for under existing lease guidance. The FASB issued a further update to ASC Topic 842 in ASU 2018-11 to allow companies to elect not to restate their comparative periods in the period of adoption when transitioning to the standard. The FASB has also issued further codification and narrow-scope improvements to ASC Topic 842 to correct and clarify specific aspects of the guidance. The standard is effective for fiscal years and interim periods beginning after December 15, 2018.
The Company is in the process of finalizing its assessment of the financial, operational, and business processes impacts of the new lease accounting standard. At this point, the Company expects that the adoption of Topic 842 will not have a material impact on the consolidated financial statements. The Company intends to implement new processes and procedures for the identification, analysis, and measurement of new lease contracts on a prospective basis. A new software solution is being implemented to assist with contract management, information tracking, and measurement as it relates to the new standard. The Company intends to elect the following practical expedients as part of its adoption:

1.	"Package of three" practical expedient that permits the Company not to reassess the scope, classification and initial direct costs of its expired and existing leases;

2.	Land easements practical expedient that permits the Company not to reassess the accounting for land easements previously not accounted for under ASC 840; and

3.	Hindsight practical expedient that allows the Company to use hindsight in determining the lease term for existing contracts.
In addition, the Company will make an accounting policy election to not recognize a lease liability or right-of-use asset on its consolidated balance sheets for short-term leases (lease term less than 12 months).
The Company intends to adopt the lease accounting standard retrospectively at the beginning of the period of adoption through a cumulative-effect adjustment.